Taxes - Schedule of Income Tax Benefits (Expenses) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current
China	$ 173,203	$ 1,834	$ 475,841
Deferred
China	(199,452)	(189,554)	(223,230)
Income tax (benefit) expense	$ (26,249)	$ (187,720)	$ 252,611